SEGMENT INFORMATION AND REVENUE ANALYSIS - Timing of revenue recognition and disaggregation by major product type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908
MWA devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	22,537,016	37,027,277	30,940,383
MWA needles
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	17,214,751	33,826,455	26,278,169
MWA therapeutic apparatus
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	5,322,265	3,200,822	4,662,214
Other medical devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues		9,831	517,525
At a point of time
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908